TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables and other

As at December 31
($ millions)	2025	2024
Trade and accrued receivables from customers	686	844
Other receivables	46	89
Prepayments	34	35
Related party receivables (Note 26)	70	37
Total trade receivables and other	836	1,005